UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1.	Report to Stockholders.

(a)

Langar Global HealthTech ETF Tailored Shareholder Report

Langar Global Health Tech ETF

Ticker: LGHT

Exchange: NYSE Arca

semi-annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Langar Global Health Tech ETF for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://etfpages.com/LGHT . You can also request this information by contacting us at (800) 773-3863 .

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LGHT	$43	0.85%*

*	annualized

What did the Fund invest in?

(as of June 30, 2025)

Sector Breakdown (% of net assets)

Medical Equipment
44.7%
Medical Devices
14.1%
Other Assets Less Liabilities
11.7%
Application Software
10.3%
Health Care Supplies
7.5%
Biotech
6.3%
Health Care Services
4.3%
Specialty & Generic Pharma
1.1%

Top Ten Holdings
Intuitive Surgical Inc	13.0%
Siemens Healthineers AG	8.3%
ResMed Inc	7.5%
Veeva Systems Inc	6.8%
Sonova Holding AG	5.2%
Insulet Corp	5.1%
Dexcom Inc	5.0%
Koninklijke Philips NV	4.7%
GE HealthCare Technologies Inc	4.6%
BioNTech SE	4.4%

Key Fund Statistics

(as of June 30, 2025)

Fund Size	$4,497,150
Number of Holdings	30
Net Advisory Fee	$13,119
Portfolio Turnover Rate	23.22%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/LGHT.

(b)	Not applicable.

Item.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Langar Global HealthTech ETF

Semi-Annual Financial Statements

For the semi-annual period ended June 30, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Langar Global HealthTech ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETF nor the ETF’s distributor is a bank.

The Langar Global HealthTech ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Langar Global HealthTech ETF, including its principals, and Capital Investment Group, Inc.

Schedule of Investments (unaudited)
As of June 30, 2025
	Shares	Value
Common Stocks - 88.32%
Application Software - 10.33%
Alignment Healthcare Inc (a)	670	$9,380
Doximity Inc (a)	1,987	121,883
Phreesia Inc (a)	393	11,185
Schrodinger Inc/United States (a)	614	12,354
TruBridge Inc (a)	88	2,061
Veeva Systems Inc (a)	1,068	307,563
		464,426
Biotech - 6.30%
BioNTech SE (a)	1,867	198,779
Moderna Inc (a)	3,063	84,508
		283,287
Health Care Services - 4.31%
IQVIA Holdings Inc (a)	905	142,619
LifeStance Health Group Inc (a)	960	4,963
Privia Health Group Inc (a)	930	21,390
Progyny Inc (a)	521	11,462
Teladoc Health Inc (a)	1,554	13,536
		193,970
Health Care Supplies - 7.54%
ResMed Inc	1,314	339,012
Medical Devices - 14.05%
Align Technology Inc (a)	581	110,001
Cochlear Ltd	1,180	116,395
iRhythm Technologies Inc (a)	306	47,112
Sonova Holding AG	3,927	234,481
Zimmer Biomet Holdings Inc	1,359	123,954
		631,943
Medical Equipment - 44.74%
Dexcom Inc (a)	2,565	223,899
GE HealthCare Technologies Inc	2,778	205,766
Insulet Corp (a)	729	229,037
Intuitive Surgical Inc (a)	1,076	584,709
Koninklijke Philips NV	8,805	211,144
Masimo Corp (a)	735	123,642
Omnicell Inc (a)	404	11,878
PROCEPT BioRobotics Corp (a)	694	39,974
Siemens Healthineers AG	13,421	372,299
Tandem Diabetes Care Inc (a)	524	9,767
		2,012,115
Specialty & Generic Pharma - 1.05%
Alkermes PLC (a)	1,640	46,920
Investments, at Value (Cost $3,714,764) - 88.32%		3,971,673
Other Assets Less Liabilities - 11.68%		525,477
Net Assets - 100.00%		$4,497,150

(a) Non-income producing security

See Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
As of June 30, 2025
Assets:
Investments, at value	$3,971,673
Cash	525,765
Dividend receivable	2,484
Total assets	4,499,922
Liabilities:
Advisory fees payable	2,772
Total liabilities	2,772
Total Net Assets	$4,497,150
Net Assets Consist of:
Paid in capital	$4,304,952
Accumulated earnings	192,198
Total Net Assets	$4,497,150
Investments, at cost	$3,714,764
Capital Shares Outstanding, no par value
(unlimited authorized shares)	430,000
Net Asset Value, Per Share	$10.46

See Notes to Financial Statements

Statement of Operations (unaudited)
For the period ended June 30, 2025
Investment Income:
Dividends (net of withholding tax of $2,433)	$13,898
Total Investment Income	13,898
Expenses:
Advisory fees	13,119
Net Expenses	13,119
Net Investment Income	779
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(107,567)
In-kind transactions	95,398
Total realized loss	(12,169)
Net change in unrealized appreciation on investments	274,442
Net Realized and Unrealized Gain (Loss) on Investments	262,273
Net Increase in Net Assets Resulting from Operations	$263,052

See Notes to Financial Statements

Statements of Changes in Net Assets
For the fiscal period ended
	June 30, 2025 (a)	December 31, 2024(a)
Operations:
Net investment income (loss)	$779	$(10,014)
Net realized loss from investment transactions	(107,567)	(53,319)
Net realized gain from in-kind transactions	95,398	87,653
Net change in unrealized appreciation (depreciation) on investments	274,442	(17,534)
Net Increase in Net Assets Resulting from Operations	263,052	6,786
Capital Share Transactions:
Shares sold	2,701,159	2,547,552
Shares repurchased	(495,078)	(526,321)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,206,081	2,021,231
Net Increase in Net Assets	2,469,133	2,028,017
Net Assets:
Beginning of Period	2,028,017	—
End of Period	$4,497,150	$2,028,017
Share Information:
Shares sold	280,000	250,000
Shares repurchased	(50,000)	(50,000)
Net Increase in Capital Shares	230,000	200,000

(a) unaudited

(b) The fund commenced operations on January 9, 2024.

See Notes to Financial Statements

Financial Highlights
For a share outstanding during each period ended	June 30, 2025(a)		December 31, 2024(e)
Net Asset Value, Beginning of Period	$10.14		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	—		(0.05)
Net realized and unrealized gain on investments	0.32		0.19
Total from Investment Operations	0.32		0.14
Net Asset Value, End of Period	$10.46		$10.14
Total Return	3.14	%(d)	1.40	%(d)
Net Assets, End of Period (in thousands)	$4,497		$2,028
Ratios of:
Gross Expenses to Average Net Assets	0.85	%(c)	0.85	%(c)
Net Expenses to Average Net Assets	0.85	%(c)	0.85	%(c)
Net Investment Income to Average Net Assets	0.05	%(c)	(0.54	)%(c)
Portfolio turnover rate	23.22	%(d)	35.17	%(d)

(a) unaudited

(b) Calculated using the average shares method.

(c) Annualized

(d) Not annualized

(e) The fund commenced operations on January 9, 2024.

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

As of June 30, 2025

1.	Organization and Significant Accounting Policies

The Langar Global HealthTech ETF, an actively managed exchange-traded fund (the “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on January 9, 2024. The investment objective of the ETF is to seek long-term growth of capital. The ETF seeks to achieve its investment objective by investing a majority of its net assets in U.S. and foreign exchange-listed healthcare technology companies in the U.S and a number of developed countries around the world. Under normal circumstances, the ETF will invest at least 80% of the ETF’s net assets (plus borrowings for investment purposes) in U.S. and foreign exchange-listed equity securities of healthcare technology companies and American Depository Receipts (“ADRs”) on those securities. These securities may be of any market capitalization.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants (“Authorized Participants” or “APs”) may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol LGHT, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

Creation Transaction Fees

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

An ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. An ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent an ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of an ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by an ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of an ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Notes to Financial Statements (unaudited)

As of June 30, 2025

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which an ETF’s net asset value is not calculated and on which an ETF’s does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the ETF has the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the ETF’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2025 for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Common Stocks	$3,971,673	$—	$—	$—
Total Assets	$3,971,673	$—	$—	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a)	The ETF held no Level 3 securities during the period ended June 30, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The ETF may declare and distribute dividends from net investment income, if any, quarterly. The ETF generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)

As of June 30, 2025

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the ETF.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

HealthTech Companies Risk: HealthTech Companies may have limited product lines, markets, financial resources or personnel. Securities of HealthTech Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. HealthTech Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. HealthTech Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. The ETF invests primarily in the equity securities of HealthTech Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, changes in business cycles, technological progress and rapid obsolescence, and government regulation.

Concentration Risk: Because the ETF invests more heavily in a particular industry, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the ETF’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Additionally, some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.

Small-Cap and Mid-Cap Securities Risk. The ETF may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the ETF’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the ETF to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Foreign Securities. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments (including investments in ADRs) may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Notes to Financial Statements (unaudited)

As of June 30, 2025

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the ETF may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The ETF’s performance per share will change daily in response to such factors.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor . As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the ETF.

Limited History of Operations Risk. The ETF has a limited history of operations. Accordingly, investors in the ETF bear the risk that the ETF may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk. The ETF is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the ETF’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the ETF’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

ETF Structure Risks. The ETF is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

○	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

■	The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

Notes to Financial Statements (unaudited)

As of June 30, 2025

■	When all or a portion of an exchange-traded fund’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

■	In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Advisor is paid a monthly management fee from the ETF based on a percentage of the ETF’s average daily net assets, at an annual rate of 0.85%. The management agreement between the ETF and the Advisor provides that the Advisor will pay all operating expenses of the ETF, except for any interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the ETF’s shareholders.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2025, the Independent Trustees received $5,000 per year payable quarterly and $2,000 per series in the Trust.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$673,107	$798,940	$—	$—	$2,603,252	$477,135

Notes to Financial Statements (unaudited)

As of June 30, 2025

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

At June 30, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$3,714,764

Gross Unrealized Appreciation	422,733
Gross Unrealized Depreciation	(165,824)
Net Unrealized Appreciation (Depreciation)	256,909

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

8.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Notes to Financial Statements (unaudited)

As of June 30, 2025

Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s initial period ended June 30, 2025.

During the initial period, the ETF did not pay any ordinary income distributions or long-term capital gains.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2026, to determine the calendar year amounts to be included in their 2025 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the ETF.

Changes In and Disagreements with Accountants

There were no changes in or disagreements with the accountants during the period.

Matters Submitted for Shareholder Vote

Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $3,056.32. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreements

There were no investment advisory agreement approvals during the period.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosure For Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: September 8, 2025	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: September 8, 2025	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: September 8, 2025	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer